Basis of Presentation - Revision of Financial Statements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014
Condensed Combined Statements of Operations
Revenues	$ 526.4	$ 501.1	$ 1,560.4	$ 1,470.9
Cost of revenues	321.8	304.9	956.6	900.5
Selling, general and administrative expenses	105.5	96.1	321.9	303.4
Total expenses	427.9	401.0	1,313.1	1,203.9
Operating earnings	98.5	100.1	247.3	267.0
Other income, net	1.8	0.6	4.7	1.8
Earnings before income taxes	91.0	100.5	232.6	268.1
Provision for income taxes	(32.8)	(29.1)	(89.0)	(86.9)
Net earnings	58.2	71.4	143.6	181.2
Less: net earnings attributable to noncontrolling interest	1.9	1.8	5.9	5.2
Net earnings attributable to CDK	56.3	69.6	137.7	176.0
Condensed Combined Statement of Comprehensive Income
Currency translation adjustments			(40.1)	30.4
Other comprehensive income	(23.2)	6.4	(40.1)	30.4
Comprehensive income	35.0	77.8	103.5	211.6
Less: comprehensive income attributable to noncontrolling interest				5.2
Comprehensive income attributable to CDK	33.1	76.0	97.6	206.4
Current assets:
Accounts receivable, net	352.8		352.8		310.7
Other current assets	185.1		185.1		164.1
Total current assets	906.4		906.4		918.2
Property, plant and equipment, net	85.3		85.3		82.6
Other assets	245.4		245.4		233.1
Assets	2,509.3		2,509.3		2,598.6
Current liabilities:
Accrued expenses and other current liabilities	161.5		161.5		158.0
Total current liabilities	475.7		475.7		497.5
Deferred income taxes	73.3		73.3		76.5
Other liabilities	35.6		35.6		32.5
Total liabilities	1,745.3		1,745.3		789.3
Equity:
Net parent company investment	0		0		1,712.2
Accumulated other comprehensive income	45.6		45.6		85.7
Total CDK stockholders' equity	752.1		752.1		1,797.9
Noncontrolling interest	11.9		11.9		11.4
Total equity	764.0		764.0		1,809.3
Total liabilities and equity	2,509.3		2,509.3		2,598.6
Adjustments to reconcile net earnings to cash flows provided by operating activities:
Depreciation and amortization			57.1	39.6
Deferred income taxes			(2.0)	(14.1)
Other			(5.9)	(7.1)
Changes in operating assets and liabilities, net of effects from acquisitions and divestitures of businesses:
Increase in accounts receivable			(55.6)	(36.0)
Increase in other assets			(19.1)	(11.7)
(Decrease)/increase in accrued expenses and other liabilities			14.6	(24.7)
Net cash flows provided by/(used in) operating activities			160.2	142.6
Cash Flows from Investing Activities:
Capital expenditures				(30.4)
Net cash flows (used in)/provided by investing activities			(7.8)	(63.2)
Cash Flows from Financing Activities:
Dividend payments of CVR to noncontrolling owners			(5.4)	(8.0)
Net cash flows provided by/(used in) financing activities			(163.8)	10.2
Combined Statement of Equity
Total equity	764.0		764.0		1,809.3
Net Parent Company Investment
Condensed Combined Statements of Operations
Net earnings			39.0
Equity:
Total equity	0		0		1,712.2
Combined Statement of Equity
Total equity	0		0		1,712.2
Accumulated Other Comprehensive Income
Condensed Combined Statement of Comprehensive Income
Currency translation adjustments			(40.1)
Equity:
Total equity	45.6		45.6		85.7
Combined Statement of Equity
Total equity	45.6		45.6		85.7
Total CDK Stockholders' Equity
Equity:
Total equity					1,797.9
Combined Statement of Equity
Total equity					1,797.9
Noncontrolling Interest
Condensed Combined Statements of Operations
Net earnings			5.9
Equity:
Total equity	11.9		11.9		11.4
Combined Statement of Equity
Total equity	11.9		11.9		11.4
As Reported
Condensed Combined Statements of Operations
Revenues		500.5		1,469.3
Cost of revenues				899.1
Selling, general and administrative expenses				308.3
Total expenses				1,207.4
Operating earnings				261.9
Other income, net				0.1
Earnings before income taxes		98.3		261.3
Provision for income taxes				(86.3)
Net earnings		69.3		175.0
Less: net earnings attributable to noncontrolling interest		0		0
Net earnings attributable to CDK		69.3		175.0
Condensed Combined Statement of Comprehensive Income
Currency translation adjustments				30.4
Other comprehensive income				30.4
Comprehensive income				205.4
Less: comprehensive income attributable to noncontrolling interest				0
Comprehensive income attributable to CDK				205.4
Current assets:
Accounts receivable, net					299.1
Other current assets					164.6
Total current assets					907.1
Property, plant and equipment, net					109.9
Other assets					205.5
Assets					2,587.2
Current liabilities:
Accrued expenses and other current liabilities					154.2
Total current liabilities					493.7
Deferred income taxes					76.6
Other liabilities					43.9
Total liabilities					797.0
Equity:
Net parent company investment					1,704.6
Accumulated other comprehensive income					85.6
Total CDK stockholders' equity					1,790.2
Noncontrolling interest					0
Total equity					1,790.2
Total liabilities and equity					2,587.2
Adjustments to reconcile net earnings to cash flows provided by operating activities:
Depreciation and amortization				51.2
Deferred income taxes				(14.7)
Other				(0.7)
Changes in operating assets and liabilities, net of effects from acquisitions and divestitures of businesses:
Increase in accounts receivable				(34.9)
Increase in other assets				(9.5)
(Decrease)/increase in accrued expenses and other liabilities				(32.8)
Net cash flows provided by/(used in) operating activities				149.0
Cash Flows from Investing Activities:
Capital expenditures				(44.8)
Net cash flows (used in)/provided by investing activities				(77.6)
Cash Flows from Financing Activities:
Dividend payments of CVR to noncontrolling owners				0
Net cash flows provided by/(used in) financing activities				18.2
Combined Statement of Equity
Total equity					1,790.2
As Reported | Net Parent Company Investment
Equity:
Total equity					1,704.6
Combined Statement of Equity
Total equity					1,704.6
As Reported | Accumulated Other Comprehensive Income
Equity:
Total equity					85.6
Combined Statement of Equity
Total equity					85.6
As Reported | Total CDK Stockholders' Equity
Equity:
Total equity					1,790.2
Combined Statement of Equity
Total equity					1,790.2
As Reported | Noncontrolling Interest
Equity:
Total equity					0
Combined Statement of Equity
Total equity					0
Hardware | Adjustments
Condensed Combined Statements of Operations
Revenues		0.6		1.6
Cost of revenues				1.4
Selling, general and administrative expenses				0.3
Total expenses				1.7
Operating earnings				(0.1)
Other income, net				1.7
Earnings before income taxes		0.4		1.6
Provision for income taxes				(0.6)
Net earnings		0.3		1.0
Less: net earnings attributable to noncontrolling interest		0		0
Net earnings attributable to CDK		0.3		1.0
Condensed Combined Statement of Comprehensive Income
Currency translation adjustments				0
Other comprehensive income				0
Comprehensive income				1.0
Less: comprehensive income attributable to noncontrolling interest				0
Comprehensive income attributable to CDK				1.0
Current assets:
Accounts receivable, net					11.6
Other current assets					(0.5)
Total current assets					11.1
Property, plant and equipment, net					(27.3)
Other assets					27.6
Assets					11.4
Current liabilities:
Accrued expenses and other current liabilities					3.8
Total current liabilities					3.8
Deferred income taxes					(0.1)
Other liabilities					0
Total liabilities					3.7
Equity:
Net parent company investment					7.6
Accumulated other comprehensive income					0.1
Total CDK stockholders' equity					7.7
Noncontrolling interest					0
Total equity					7.7
Total liabilities and equity					11.4
Adjustments to reconcile net earnings to cash flows provided by operating activities:
Depreciation and amortization				(11.6)
Deferred income taxes				0.6
Other				(1.2)
Changes in operating assets and liabilities, net of effects from acquisitions and divestitures of businesses:
Increase in accounts receivable				(1.1)
Increase in other assets				(2.2)
(Decrease)/increase in accrued expenses and other liabilities				0.1
Net cash flows provided by/(used in) operating activities				(14.4)
Cash Flows from Investing Activities:
Capital expenditures				14.4
Net cash flows (used in)/provided by investing activities				14.4
Cash Flows from Financing Activities:
Dividend payments of CVR to noncontrolling owners				0
Net cash flows provided by/(used in) financing activities				0
Combined Statement of Equity
Total equity					7.7
Hardware | Adjustments | Net Parent Company Investment
Equity:
Total equity					7.6
Combined Statement of Equity
Total equity					7.6
Hardware | Adjustments | Accumulated Other Comprehensive Income
Equity:
Total equity					0.1
Combined Statement of Equity
Total equity					0.1
Hardware | Adjustments | Total CDK Stockholders' Equity
Equity:
Total equity					7.7
Combined Statement of Equity
Total equity					7.7
Hardware | Adjustments | Noncontrolling Interest
Equity:
Total equity					0
Combined Statement of Equity
Total equity					0
NCI | Adjustments
Condensed Combined Statements of Operations
Revenues		0		0
Cost of revenues				0
Selling, general and administrative expenses				(5.2)
Total expenses				(5.2)
Operating earnings				5.2
Other income, net				0
Earnings before income taxes		1.8		5.2
Provision for income taxes				0
Net earnings		1.8		5.2
Less: net earnings attributable to noncontrolling interest		1.8		5.2
Net earnings attributable to CDK		0		0
Condensed Combined Statement of Comprehensive Income
Currency translation adjustments				0
Other comprehensive income				0
Comprehensive income				5.2
Less: comprehensive income attributable to noncontrolling interest				5.2
Comprehensive income attributable to CDK				0
Current assets:
Accounts receivable, net					0
Other current assets					0
Total current assets					0
Property, plant and equipment, net					0
Other assets					0
Assets					0
Current liabilities:
Accrued expenses and other current liabilities					0
Total current liabilities					0
Deferred income taxes					0
Other liabilities					(11.4)
Total liabilities					(11.4)
Equity:
Net parent company investment					0
Accumulated other comprehensive income					0
Total CDK stockholders' equity					0
Noncontrolling interest					11.4
Total equity					11.4
Total liabilities and equity					0
Adjustments to reconcile net earnings to cash flows provided by operating activities:
Depreciation and amortization				0
Deferred income taxes				0
Other				(5.2)
Changes in operating assets and liabilities, net of effects from acquisitions and divestitures of businesses:
Increase in accounts receivable				0
Increase in other assets				0
(Decrease)/increase in accrued expenses and other liabilities				8.0
Net cash flows provided by/(used in) operating activities				8.0
Cash Flows from Investing Activities:
Capital expenditures				0
Net cash flows (used in)/provided by investing activities				0
Cash Flows from Financing Activities:
Dividend payments of CVR to noncontrolling owners				(8.0)
Net cash flows provided by/(used in) financing activities				(8.0)
Combined Statement of Equity
Total equity					11.4
NCI | Adjustments | Net Parent Company Investment
Equity:
Total equity					0
Combined Statement of Equity
Total equity					0
NCI | Adjustments | Accumulated Other Comprehensive Income
Equity:
Total equity					0
Combined Statement of Equity
Total equity					0
NCI | Adjustments | Total CDK Stockholders' Equity
Equity:
Total equity					0
Combined Statement of Equity
Total equity					0
NCI | Adjustments | Noncontrolling Interest
Equity:
Total equity					11.4
Combined Statement of Equity
Total equity					$ 11.4